Supplemental Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Supplemental Financial Information
Schedule of the Components of Other Income (Expense)
The following table details the components of “Other income” on the unaudited consolidated statements of operations:

	Three months ended March 31,
(in millions)	2015	2014
Derivative financial instruments (losses) and gains	$(2)	$3
Divestitures, net gains	1	—
Non-operating foreign currency gains and (losses)	36	(2)
Other income	$35	$1

The following table details the components of “Other income (expense)” on the consolidated statements of operations:

	Year ended December 31,
(in millions)	2014	2013	2012
Investment gains and (losses)	$100	$2	$(8)
Derivative financial instruments gains and (losses)	—	(24)	(91)
Divestitures, net	2	(5)	—
Non-operating foreign currency gains and (losses)	59	(20)	5
Other income (expense)	$161	$(47)	$(94)

Schedule of Supplemental Balance Sheet Information
Supplemental Consolidated Balance Sheet Information

	As of December 31,
(in millions)	2014	2013
Other current assets:
Prepaid expenses	$75	$142
Inventory	90	87
Other	124	116
Total Other current assets	$289	$345

Property and equipment:
Land	$83	$85
Buildings	342	326
Leasehold improvements	55	54
Equipment and furniture	1,290	1,164
Equipment under capital lease	393	370
Property and equipment	2,163	1,999
Less: Accumulated depreciation	(1,233)	(1,150)
Total Property and equipment, net of accumulated depreciation	$930	$849

Other current liabilities:
Accrued interest expense	$443	$539
Other accrued expenses	559	529
Other	531	563
Total Other current liabilities	$1,533	$1,631